VOYA MUTUAL FUNDS
Voya Multi-Manager International Small Cap Fund
(the “Fund”)
Supplement dated June 1, 2026
to the Fund’s Class A, Class C, Class I, Class R6, and Class W Shares’ Summary Prospectus and Prospectus, each dated February 28, 2026 (each, a “Prospectus” and together, the “Prospectuses”)
On May 20, 2026, the Board of Trustees of Voya Mutual Funds approved the following changes to the Fund, which are effective on June 22, 2026: (i) the appointment of Lazard Asset Management LLC (“Lazard”) as a sub-adviser to the Fund; and (ii) related changes to the Fund’s principal investment strategies and portfolio managers. Currently, Acadian Asset Management LLC (“Acadian”) and Victory Capital Management Inc. (“Victory”) each manage a portion of the Fund’s assets. From June 22, 2026 through June 24, 2026, the Fund will be in a “transition period” during which time a portion of the Fund’s assets currently managed by Acadian and Victory will be sold. During the transition period, the Fund may not be pursuing its investment objective and strategies with respect to this portion of the Fund’s assets, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund, resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in costs, which will be borne by the Fund.
Effective June 22, 2026, the Prospectuses are revised as follows:
1.The section of the Prospectuses entitled “Principal Investment Strategies” in the Fund’s Summary
Section is deleted in its entirety and replaced with the following:
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to small-capitalization companies. For purposes of this 80% policy, small-capitalization companies means companies with market capitalizations that fall within the capitalization range of companies within the S&P Developed ex-U.S. Small Cap Index (the “Index”).
The market capitalization of companies within the Index will change with market conditions. As of
December 31, 2025, the market capitalization of companies within the Index ranged from $19.6 million to $30.8 billion. At least 65% of the Fund's assets will normally be invested in companies located outside the United States, including companies located in countries with emerging securities markets. The Fund may invest up to 35% of its assets in U.S. issuers.
The Fund invests primarily in common stock or securities convertible into common stock of international issuers but may invest from time to time in such instruments as forward foreign currency exchange contracts, futures contracts, rights, and depositary receipts. The Fund may invest in forward foreign currency exchange contracts or futures contracts to hedge currency and for implementation of a currency model within the portfolio. The Fund may invest in futures contracts to allow market exposure in a cost-efficient way, maintain exposure to an asset class in the case of large cash flows, and to have access to a particular market in which the Fund wishes to invest.

The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”). The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder.
The Investment Adviser allocates the Fund’s assets to different sub-advisers. When selecting sub- advisers, the Investment Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy of a potential sub-adviser, its personnel, and its fit with other sub-advisers to the Fund. Among those, the Investment Adviser will typically consider the extent to which a potential sub-adviser takes into account environmental, social, and governance (“ESG”) factors as part of its investment process. ESG factors will be only one of many considerations in the Investment Adviser’s evaluation of any potential sub-adviser; the extent to which ESG factors will affect the Investment Adviser’s decision to retain a sub-adviser, if at all, will depend on the analysis and judgment of the Investment Adviser.
Acadian Asset Management LLC (“Acadian”), Lazard Asset Management LLC (“Lazard”), and Victory Capital Management Inc. (“Victory Capital”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.
Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.
Acadian
Acadian’s systematic investment process seeks to capture alpha by leveraging advanced technology and data analytics to exploit security mispricings arising from behavioral biases and/or informational insufficiency within and across global equity markets. The process starts with a rigorous systematic assessment of all stocks in the allowable universe on a variety of factors, simultaneously from a bottom- up perspective to attempt to predict how each stock will perform relative to its region-industry peers; from a stock-specific peer group perspective to attempt to gain additional insight via non-obvious peer similarities; and from a top-down macro perspective to attempt to predict how each stock’s country, industry group, and local country-industry intersection will perform relative to their market peers. At the bottom-up level, a wide range of signals focused on, among other factors, valuation, earnings, quality, and price movements are applied. At the stock-specific peer group level, the signals focus on peer fundamentals (value and quality), peer growth, and peer momentum. At the top-down level, valuation, quality, risk, growth, technical, and economic indicators are applied. The final step in the forecasting framework is to combine the bottom-up, peer group, and top-down macro forecasts to arrive at a single, unified excess return forecast for each stock. These views are updated continuously, enabling periodic updates to portfolio construction from Acadian’s updated and objective views on global equities. During portfolio construction and rebalancing, this return forecast, along with Acadian’s proprietary risk and transaction cost forecasts, is used to maximize a portfolio’s expected return net of costs, with all final portfolio allocations determined in the optimization process subject to Acadian’s risk controls.
Lazard
Lazard seeks to realize the Fund’s investment objective primarily by utilizing a quantitatively driven, bottom-up stock selection process that blends both risk and stock ranking assessments designed to capture attractive risk-to-return characteristics. The active, quantitative approach utilized by the

Lazard portfolio management team involves initial screening based on proprietary quantitative analysis, risk assessment and evaluation of each company relative to its global peers. In addition to a multi- dimensional assessment of risk, each company is evaluated daily according to four independent measures: growth, value, sentiment and quality. “Growth” seeks to identify companies that have high growth potential allowing them to compound revenue and earnings faster than the market.  “Value” seeks to identify mispricings of a stock’s intrinsic worth through market overreaction or neglect with the expectation that such mispricings correct over time.   “Sentiment” is a measure of market enthusiasm and support for a company, including, among other factors, price momentum and trading volume. “Quality” seeks companies with stronger financial positions as this tends to provide them greater business flexibility especially in difficult economic periods.  Companies that rank favorably on multiple measures are preferred by the strategy.
Victory Capital
Victory Capital employs a bottom-up investment approach that emphasizes individual stock selection. The investment process uses a combination of quantitative and traditional qualitative, fundamental analysis to identify stocks with low relative price multiples, positive trends in earnings forecasts, high profitability and companies with a strong or positively trending ESG profile. The stock selection process is designed to produce a diversified portfolio that, relative to the Index, tends to have a below- average price-to-earnings ratio, an above-average earnings growth trend, and an above-average return on invested capital. ESG investing considerations are not a primary or exclusive factor, but rather an additional inclusive consideration to Victory Capital’s process.
2.The second paragraph in the section of the Prospectuses entitled “Performance Information” in the Fund’s Summary Section is deleted in its entirety and replaced with the following:
On June 22, 2026, Lazard Asset Management LLC was added as an additional sub-adviser. On November 15, 2019, Wellington Management Company LLP (which served as a sub-adviser from April 30, 2013 to November 15, 2019) was removed. These changes to the sub-advisers resulted in a change to the Fund’s principal investment strategies. The Fund’s performance information for these periods reflects returns achieved by the different sub-advisers and pursuant to different principal investment strategies. If the Fund’s current sub-advisers and strategies had been in place for the prior periods, the performance information shown would have been different. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to https://individuals.voya.com/literature or call 1-800-992-0180.
3.The section of the Prospectuses entitled “Portfolio Management” in the Fund’s Summary Section is amended to add the following:
Sub-Adviser
Lazard Asset Management LLC
Portfolio Managers
Peter Kashanek	Alex Lai, CFA
Portfolio Manager (since 6/2026)	Portfolio Manager (since 6/2026)
Kurt Livermore, CFA	Ciprian Marin
Portfolio Manager (since 6/2026)	Portfolio Manager (since 6/2026)
Paul Moghtader, CFA
Portfolio Manager (since 6/2026)
4.The third sentence in the second paragraph of the sub-section of the Prospectus entitled “Management of the Funds – Sub-Advisers – Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-

Manager International Equity Fund, and Voya Multi-Manager International Small Cap Fund – The Multi-Manager Approach” is deleted in its entirety and replaced with the following:
Acadian Asset Management LLC, Lazard Asset Management LLC, and Victory Capital Management Inc. are the sub-advisers of Voya Multi-Manager International Small Cap Fund.
5.The table in the sub-section of the Prospectus entitled “Management of the Funds – Sub-Advisers – Portfolio Management” is amended to include the following:
Portfolio	Investment	Fund	Professional Experience
Manager	Adviser or
Sub-Adviser
Peter Kashanek	Lazard	Voya Multi-	Mr. Kashanek, Portfolio Manager/Analyst on
		Manager	Lazard's Equity Advantage team. He began
		International	working in the investment field in 1994. Prior to
		Small Cap	joining Lazard in 2007, Mr. Kashanek was a
		Fund	Principal and a Portfolio Manager in the Global
Active Equity group at State Street Global
Advisors (“SSgA”). Previously, he was an
investment analyst in the Institutional Equity
Research Group at Bank of Montreal where he
focused on global energy companies. Prior to
that, he was an Associate in the Global Equity
Research Group at Deutsche Bank Securities.
Mr. Kashanek also worked at Reliant Energy in
Houston as a member of its Corporate
Development team.
Alex Lai, CFA	Lazard	Voya Multi-	Mr. Lai, Director and Portfolio Manager/Analyst
		Manager	on Lazard's Equity Advantage team. He began
		International	working in the investment field in 2002. Prior to
		Small Cap	joining Lazard in 2008, Mr. Lai was a Vice
		Fund	President and Quantitative Portfolio Manager in
the Global Active Equity group at State Street
Global Advisors (“SSgA”). Prior to that, he was
an investment-banking analyst at Lehman
Brothers Asia in Hong Kong.
Kurt	Lazard	Voya Multi-	Mr. Livermore, Portfolio Manager/Analyst on
Livermore,		Manager	the Lazard Equity Advantage team. He began
CFA		International	working in the investment field in 1997. Prior to
		Small Cap	joining Lazard in 2023, he was a senior
		Fund	quantitative equity Portfolio Manager with
Acadian Asset Management. Prior to that, Mr.
Livermore served as a Partner and Portfolio
Manager for U.S. and global equity strategies at
GlobeFlex Capital, and beforehand was a
portfolio manager for U.S. equity market-neutral
strategies at FrontPoint Partners/Matikos
Capital. Mr. Livermore started his career at
BGI/BlackRock.

Portfolio	Investment	Fund	Professional Experience
Manager	Adviser or
Sub-Adviser
Ciprian Marin	Lazard	Voya Multi-	Mr. Marin, Director of Quantitative Research
		Manager	and Portfolio Manager/Analyst on Lazard's
		International	Equity Advantage team. He began working in the
		Small Cap	investment field in 1997. Prior to joining Lazard
		Fund	in 2008, Mr. Marin was a Senior Portfolio
			Manager	at	State	Street	Global	Advisors
(“SSgA”), managing European, UK and Global
funds. He was also responsible for quantitative
research on the European team of the Global
Active Equity Group. Prior to joining SSgA, Mr.
Marin was a Quantitative Analyst at Citigroup
where he focused on developing stock selection
models, statistical arbitrage trading strategies
and factor research. Prior to that, he was a
quantitative research associate at Nikko Salomon
Smith Barney.
Paul	Lazard	Voya Multi-	Mr. Moghtader, Managing Director and Portfolio
Moghtader,		Manager	Manager/Analyst,			leads	Lazard's	Equity
CFA		International	Advantage team. He began working in the
		Small Cap	investment field in 1992. Prior to joining Lazard
		Fund	in 2007, Mr. Moghtader was Head of the Global
Active Equity Group and a Senior Portfolio
			Manager	at	State	Street	Global	Advisors
(“SSgA”). At SSgA, he was the senior manager
responsible for the research and portfolio
management of all multi-regional active
quantitative equity strategies. Prior to that, he
was an analyst at State Street Bank. Mr. Marin
began his career at Dain Bosworth as a research
assistant.
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VOYA MUTUAL FUNDS
Voya Multi-Manager International Small Cap Fund
(the “Fund”)
Supplement dated June 1, 2026
to the Fund’s Class A, Class C, Class I, Class R6, and Class W Shares’
Statement of Additional Information, dated February 28, 2026
(the “SAI”)
On May 20, 2026, the Board of Trustees of Voya Mutual Funds approved the following changes to the Fund, which are effective on June 22, 2026: (i) the appointment of Lazard Asset Management LLC (“Lazard”) as a sub-adviser to the Fund; and (ii) related changes to the Fund’s principal investment strategies and portfolio managers. Currently, Acadian Asset Management LLC (“Acadian”) and Victory Capital Management Inc. (“Victory”) each manage a portion of the Fund’s assets. From June 22, 2026 through June 24, 2026, the Fund will be in a “transition period” during which time a portion of the Fund’s assets currently managed by Acadian and Victory will be sold. During the transition period, the Fund may not be pursuing its investment objective and strategies with respect to this portion of the Fund’s assets, and limitations on permissible investments and investment restrictions will not apply. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund, resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in costs, which will be borne by the Fund.
Effective June 22, 2026, the SAI is revised as follows:
1.The line items with respect to the Fund in the table in the sub-section of the SAI entitled “Sub- Advisers – Sub-Advisory Fees” are deleted and replaced with the following:
Fund	Sub-Adviser	Annual Sub-Advisory Fee
Voya Multi-Manager	Acadian	For information on the Fund’s
International Small Cap Fund		sub-advisory fee rate, please see
the paragraph immediately
following this table.
Lazard
Victory Capital Management
Inc. (“Victory Capital”)
2.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – Lazard” is hereby amended to include the following:
		Registered Investment		Other Pooled Investment		Other Accounts
		Companies			Vehicles
Portfolio	Fund(s)	Number	Total Assets	Number	Total Assets	Number	Total Assets
Manager		of		of		of
		Accounts		Accounts		Accounts
Peter	Voya Multi-	12	$3,981,000,000	36	$7,131,000,000	95	$31,819,000,000
Kashanek2	Manager
International
Small Cap
Fund
1
			Registered Investment		Other Pooled Investment		Other Accounts
			Companies			Vehicles
	Portfolio	Fund(s)	Number	Total Assets	Number	Total Assets	Number	Total Assets
	Manager		of		of		of
			Accounts		Accounts		Accounts
	Alex Lai,	Voya Multi-	12	$3,981,000,000	34	$7,103,000,000	94	$31,818,000,000
	CFA2	Manager
International
Small Cap
Fund
	Kurt	Voya Multi-	12	$3,981,000,000	34	$7,103,000,000	94	$31,818,000,000
	Livermore,	Manager
	CFA2	International
Small Cap
Fund
	Ciprian	Voya Multi-	12	$3,981,000,000	34	$7,103,000,000	94	$31,818,000,000
	Marin2	Manager
International
Small Cap
Fund
	Paul	Voya Multi-	12	$3,981,000,000	36	$7,131,000,000	95	$31,819,000,000
	Moghtader,	Manager
	CFA2	International
Small Cap
Fund
2	As of March 31, 2026.
3.The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is hereby amended to include the following:
	Portfolio	Investment Adviser or	Fund(s) Managed by	Dollar Range of Fund
	Manager	Sub-Adviser	the Portfolio Manager	Shares Owned
	Peter Kashanek5	Lazard	Voya Multi-Manager	None
International Small Cap
Fund
	Alex Lai, CFA5	Lazard	Voya Multi-Manager	None
International Small Cap
Fund
	Kurt Livermore, CFA5	Lazard	Voya Multi-Manager	None
International Small Cap
Fund
	Ciprian Marin5	Lazard	Voya Multi-Manager	None
International Small Cap
Fund
	Paul Moghtader, CFA5	Lazard	Voya Multi-Manager	None
International Small Cap
Fund
5	As of March 31, 2026.
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2